Note 12: Common Stock Warrants: Warrant detail (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Investment Warrants, Exercise Price	$ 0.03
Class of Warrant or Right, Outstanding	1,340,000	1,340,000	2,340,000